EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
8.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and net income attributable to Frontline Ltd. The computation of diluted EPS assumes the exercise of stock options using the treasury stock method and the conversion of convertible bonds using the if-converted method.

The components of the numerator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands of $)	2011	2010	2009
Net (loss) income attributable to Frontline Ltd.	(529,601)	161,407	102,701
Interest expense relating to the convertible bond	-	7,228	-
Diluted net (loss) income attributable to Frontline Ltd.	(529,601)	168,635	102,701

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2011	2010	2009
Weighted average number of ordinary shares outstanding - basic	77,859	77,859	77,859
Stock options	-	175	8
Convertible bond	-	5,769	-
Weighted average number of ordinary shares outstanding � diluted	77,859	83,803	77,867

At December 31, 2011, the stock options granted by the Company were anti-dilutive as the exercise price was higher than the share price. The convertible bonds were anti-dilutive in 2011 therefore 5,769,231 shares were excluded from the earnings per share calculation.